UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-07925

                      (Investment Company Act File Number)


                                 Wesmark Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                            Todd P. Zerega, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  1/31/07


               Date of Reporting Period:  Quarter ended 10/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    SHARES OR PRINCIPAL AMOUNT                                                                                                 VALUE
    COMMON STOCKS--64.4%
                                   ADVERTISING--0.7%
              10,000               Publicis Groupe, ADR                                                                 $    385,500
                                   ADVERTISING AGENCIES--1.3%
              7,000                Omnicom Group, Inc.                                                                       710,150
                                   AEROSPACE/DEFENSE--2.7%
              7,000            (1)  BE Aerospace, Inc.                                                                       176,960
              3,000                DRS Technologies, Inc.                                                                    132,660
              4,500            (1)  MOOG, Inc., Class A                                                                      167,850
              15,000               Precision Castparts Corp.                                                               1,020,900
                                   TOTAL                                                                                   1,498,370
                                   AGRICULTURAL-OPERATIONS--0.9%
              11,000               Monsanto Co.                                                                              486,420
                                   BANKS-MAJOR REGIONAL--5.3%
              20,000               Bank of America Corp.                                                                   1,077,400
              3,000                Cullen Frost Bankers, Inc.                                                                162,480
              15,000               Mellon Financial Corp.                                                                    582,000
              30,000               Wells Fargo & Co.                                                                       1,088,700
                                   TOTAL                                                                                   2,910,580
                                   BEVERAGES-SOFT--1.0%
              12,000               Coca-Cola Co.                                                                             560,640
                                   BEVERAGES/ALCOHOL--1.5%
              12,000               Anheuser-Busch Cos., Inc.                                                                 569,040
              10,000           (1)  Constellation Brands, Inc., Class A                                                      274,900
                                   TOTAL                                                                                     843,940
                                   BIOMEDICAL--1.0%
              7,000            (1)  Amgen, Inc.                                                                              531,370
                                   BIOTECHNOLOGY--0.2%
              5,000            (1)  Martek Biosciences Corp.                                                                 118,600
                                   BUILDING-HEAVY CONSTRUCTION--0.5%
              4,000            (1)  Jacobs Engineering Group, Inc.                                                           302,160
                                   CHEMICALS-DIVERSIFIED--1.7%
              5,000                BASF AG, ADR                                                                              439,900
              12,000               Dow Chemical Co.                                                                          489,480
                                   TOTAL                                                                                     929,380
                                   CLEANING PRODUCTS--1.7%
              15,000               Procter & Gamble Co.                                                                      950,850
                                   CLOSED END FUNDS-2.2%
              10,000               Adams Express Co.                                                                         139,100
              5,000            (1)  IShares MSCI Emerging Mkt                                                                518,000
              7,500                Vanguard Emerging Market VIPERs                                                           529,125
                                   TOTAL                                                                                   1,186,225
                                   COAL--0.6%
              10,000               Arch Coal, Inc.                                                                           346,300
                                   COMPUTER-GRAPHICS--1.0%
              15,000           (1)  NVIDIA Corp.                                                                             523,050
                                   COMPUTER-STORAGE DEVICES--1.3%
              15,000           (1)  Sandisk Corp.                                                                            721,500
                                   COMPUTERS--0.9%
              6,000            (1)  Apple Computer, Inc.                                                                     486,480
                                   CONGLOMERATES--1.4%
              10,000               3M Co.                                                                                    788,400
                                   DIVERSIFIED MACHINERY--0.7%
              10,000               Ingersoll-Rand Co., Class A                                                               367,100
                                   DIVERSIFIED OPERATIONS--6.0%
              55,000               General Electric Co.                                                                    1,931,050
              15,000               Textron Inc.                                                                            1,363,950
                                   TOTAL                                                                                   3,295,000
                                   DRUGS & HEALTH CARE--0.5%
              10,000               Pfizer, Inc.                                                                              266,500
                                   ELECTRONIC COMPONENTS-SEMICONDUCTOR--0.4%
              10,000           (1)  Advanced Micro Devices, Inc.                                                             212,700
                                   FINANCE - CONSUMER LOANS--1.9%
              13,000               Capital One Financial Corp.                                                             1,031,290
                                   FINANCE - INVESTMENT BANKER/BROKER--3.5%
              10,000               Goldman Sachs Group, Inc.                                                               1,897,900
                                   FOOD - MAJOR DIVERSIFIED--2.3%
              15,000               Kellogg Co.                                                                               754,650
              10,000               Wrigley (Wm.), Jr. Co.                                                                    519,500
                                   TOTAL                                                                                   1,274,150
                                   INDEPENDENT OIL & GAS--1.5%
              5,000                Devon Energy Corp.                                                                        334,200
              10,000               XTO Energy, Inc.                                                                          466,600
                                   TOTAL                                                                                     800,800
                                   INSTRUMENTS-CONTROL--1.5%
              20,000               Honeywell International, Inc.                                                             842,400
                                   INSURANCE-MULTI LINE--1.6%
              10,000               Hartford Financial Services Group, Inc.                                                   871,700
                                   MACHINERY-CONSTRUCTION & MINING--1.1%
              10,000               Caterpillar, Inc.                                                                         607,100
                                   MACHINERY-GENERAL--0.3%
              5,000                Gorman Rupp Co.                                                                           188,800
                                   MEDICAL APPLIANCES & EQUIPMENT--0.2%
              3,000            (1)  Arthrocare Corp.                                                                         121,230
                                   MEDICAL INSTRUMENTS & SUPPLIES--1.2%
              13,000               Medtronic, Inc.                                                                           632,840
                                   MEDICAL-HMO--2.0%
              14,000           (1)  Wellpoint, Inc.                                                                        1,068,480
                                   MONEY CENTER BANKS--0.9%
              10,000               Citigroup, Inc.                                                                           501,600
                                   NETWORKING PRODUCTS--1.8%
              40,000           (1)  Cisco Systems, Inc.                                                                      965,200
                                   OIL & GAS DRILLING--3.0%
              17,500               ENSCO International, Inc.                                                                 856,975
              10,400           (1)  Nabors Industries Ltd.                                                                   321,152
              10,000           (1)  Parker Drilling Co.                                                                       81,900
              5,100            (1)  Transocean Sedco Forex, Inc.                                                             369,954
                                   TOTAL                                                                                   1,629,981
                                   OIL FIELD SERVICES--0.3%
              5,000            (1)  Pride International, Inc.                                                                138,050
                                   OIL FIELD-MACHINERY & EQUIPMENT--0.3%
              3,000            (1)  National-Oilwell, Inc.                                                                   181,200
                                   OIL REFINING & MARKETING--0.9%
              8,000                ConocoPhillips                                                                            481,920
                                   PRINTED CIRCUIT BOARDS--0.5%
              10,000               Jabil Circuit, Inc.                                                                       287,100
                                   REGIONAL - PACIFIC BANKS--1.0%
              7,000                Zions Bancorp                                                                             562,800
                                   RETAIL-DRUG STORE--0.6%
              10,000               CVS Corp.                                                                                 313,800
                                   RETAIL-ECOMMERCE--0.6%
              10,000           (1)  eBay, Inc.                                                                               321,300
                                   RETAIL-RESTAURANTS--0.8%
              12,000           (1)  Starbucks Corp.                                                                          453,000
                                   SEMICONDUCTOR - BROAD LINE--0.2%
              7,000            (1)  Cypress Semiconductor Corp.                                                              117,530
                                   TRANSPORTATION-AIRLINE--0.3%
              12,000               Southwest Airlines Co.                                                                    180,360
                                   TRANSPORTATION-RAIL--1.0%
              5,000                Burlington Northern Santa Fe Corp.                                                        387,650
              4,000                Greenbrier Cos., Inc.                                                                     150,000
                                   TOTAL                                                                                     537,650
                                   UTILITY-ELECTRIC POWER--0.9%
              12,000               SCANA Corp.                                                                               479,520
                                   UTILITY-TELEPHONE--0.7%
              25,000               Citizens Communications Co., Class B                                                      366,500
                                      TOTAL COMMON STOCKS                                                                 35,275,416
                                      (IDENTIFIED COST $30,205,798)
    PREFERRED STOCKS--1.8%
                                   DIVERSIFIED FINANCIAL SERVICES--0.5%
              10,000               General Electric Capital Corp., Pfd., $1.47, Annual Dividend                              245,400
                                   FINANCE--0.7%
              15,000               Merrill Lynch & Co., Inc., Pfd., $1.51, Annual Dividend                                   388,050
                                   UTILITY-ELECTRIC POWER--0.6%
              14,616               Tennessee Valley Authority, Pfd., Series D, $1.37, Annual Dividend                        342,014
                                      TOTAL PREFERRED STOCKS                                                                 975,464
                                      (IDENTIFIED COST $1,009,757)
    COLLATERALIZED MORTGAGE OBLIGATIONS--2.3%
                                   FEDERAL HOME LOAN MORTGAGE CORP.--1.4%
  $          806,998               Federal Home Loan Mortgage Corp., Series 3042, Class DH, 5.00%, 4/15/2024                 797,285
                                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.9%
             500,000               Federal National Mortgage Association, Series 2003-58, Class AP, 4.50%, 2/25/2027         488,399
                                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                            1,285,684
                                      (IDENTIFIED COST $1,307,640)
    CORPORATE BONDS--2.7%
                                   FINANCE - CREDIT CARD--1.0%
             500,000               MBNA America Bank, N.A., 6.625%, 6/15/2012                                                530,942
                                   INVESTMENT BROKERAGE - NATIONAL--1.7%
            1,000,000              Morgan Stanley, Sub. Note, 4.75%, 4/1/2014                                                958,805
                                      TOTAL CORPORATE BONDS                                                                1,489,747
                                      (IDENTIFIED COST $1,526,294)
    MORTGAGE BACKED SECURITIES--12.4%
                                   FEDERAL HOME LOAN MORTGAGE CORP.--5.2%
             992,452               Federal Home Loan Mortgage Corp., Pool C90984, 6.00%, 8/1/2026                          1,003,824
             105,301               Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016                            107,139
             830,980               Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020                            819,381
             890,110               Federal Home Loan Mortgage Corp., Pool G18083, 5.50%, 11/1/2020                           891,593
                                   TOTAL                                                                                   2,821,937
                                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.2%
            3,256,388              Federal National Mortgage Association, 5.50%, 12/1/2025                                 3,243,498
             107,158               Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010                       105,518
             617,251               Federal National Mortgage Association, Pool 254831, 5.00%, 8/1/2023                       601,691
                                   TOTAL                                                                                   3,950,707
                                       TOTAL MORTGAGE BACKED SECURITIES                                                    6,772,644
                                       (IDENTIFIED COST $6,808,550)
    GOVERNMENT AGENCIES--13.7%
                                   FEDERAL HOME LOAN BANK--1.8%
            1,000,000              Federal Home Loan Bank System, Bond, 4.785%, 8/26/2010                                    991,585
                                   FEDERAL HOME LOAN MORTGAGE CORP.--3.7%
            1,000,000              Federal Home Loan Mortgage Corp., Note, 5.00%, 1/30/2014                                  999,333
            1,000,000              Federal Home Loan Mortgage Corp., Unsecd. Note, 6.00%, 7/19/2016                        1,018,454
                                   TOTAL                                                                                   2,017,787
                                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--8.2%
            1,000,000              Federal National Mortgage Association, 5.50%, 10/3/2013                                   997,711
            1,000,000              Federal National Mortgage Association, 5.65%, 9/12/2016                                   996,376
             500,000               Federal National Mortgage Association, Note, 5.375%, 3/15/2010                            500,296
            1,000,000              Federal National Mortgage Association, Note, 5.375%, 7/16/2018                            968,479
            1,000,000              Federal National Mortgage Association, Note, 6.00%, 6/5/2013                            1,003,158
                                   TOTAL                                                                                   4,466,020
                                       TOTAL GOVERNMENT AGENCIES                                                           7,475,392
                                       (IDENTIFIED COST $7,498,079)
    MUTUAL FUND--1.6%
             869,003           (2) Prime Obligations Fund (AT NET ASSET VALUE)                                               869,003
                                        TOTAL INVESTMENTS---98.9%                                                         54,143,350
                                        (IDENTIFIED COST $49,225,121 )(3)
    OTHER ASSETS AND LIABILITIES---NET-1.1%                                                                                  614,069
    TOTAL NET ASSETS-100%                                                                                               $ 54,757,419

(1)  Non-income producing security.

(2)  Affiliated company.

(3) At October 31, 2006, the cost of investments for federal tax purposes was $49,225,121. The net unrealized appreciation of investments for federal tax purposes was $4,918,229. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,689,009 and net unrealized depreciation from investments for those securities having an excess of cost over value of $770,780.

Note:        The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}for investments in other open-end regulated investment companies, based on net asset value;
   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.

The following acronyms are used throughout this portfolio:

 ADR    --American Depositary Receipt
 VIPERS --Vanguard Index Participation Equity Receipt






WESMARK GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL AMOUNT OR SHARES     VALUE

                   COLLATERALIZED MORTGAGE OBLIGATIONS--30.1%
                   FEDERAL HOME LOAN MORTGAGE CORP.--19.3%
  $  4,954,949     Federal Home Loan Mortgage Corp., REMIC, Series 2651, Class JB, 5.000%, 1/15/2018              $   4,914,459
     8,505,649     Federal Home Loan Mortgage Corp., REMIC, Series 3005, Class EG, 5.000%, 8/15/2021                  8,383,513
     5,648,989     Federal Home Loan Mortgage Corp., REMIC, Series 3042, Class DH, 5.000%, 4/15/2024                  5,580,994
     8,224,834     Federal Home Loan Mortgage Corp., REMIC, Series 3044, Class HN, 5.000%, 1/15/2024                  8,125,461
     4,520,032     Federal Home Loan Mortgage Corp., REMIC, Series 3051, Class MC, 5.000%, 10/15/2024                 4,444,312
     5,736,360     Federal Home Loan Mortgage Corp., REMIC, Series 3197, Class AB, 5.500%, 8/15/2013                  5,710,026
                      TOTAL                                                                                          37,158,765
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--8.7%
     5,724,937     Federal National Mortgage Association, REMIC, Series 0538D, Class CD, 5.000%, 6/25/2019            5,648,514
     4,289,183     Federal National Mortgage Association, REMIC, Series 2005-43, Class PB, 5.000%, 2/25/2034          4,182,534
     6,911,335     Federal National Mortgage Association, REMIC, Series 2005-8, Class EA, 5.000%, 7/25/2019           6,835,678
                      TOTAL                                                                                          16,666,726
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--2.1%
     4,277,837     Government National Mortgage Association, REMIC, Series 2005, Class 49-A, 4.500%, 6/20/2033        4,119,349
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                      57,944,840
                      (IDENTIFIED COST $58,610,512)
                   GOVERNMENT AGENCIES--7.7%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--5.1%
     5,000,000     Federal Home Loan Mortgage Corp., 4.825%, 9/23/2015                                                4,848,580
     5,000,000     Federal Home Loan Mortgage Corp., Note, Series MTN,  5.125%, 5/13/2013                             4,925,708
                      TOTAL                                                                                           9,774,288
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.6%
     5,000,000     Federal National Mortgage Association, 5.340%, 2/22/2011                                           4,990,727
                      TOTAL GOVERNMENT AGENCIES                                                                      14,765,015
                      (IDENTIFIED COST $14,788,109)
                   MORTGAGE BACKED SECURITIES--59.3%
                   FEDERAL HOME LOAN MORTGAGE CORP.--11.2%
     4,119,024     Federal Home Loan Mortgage Corp., 5.000%, 1/15/2019                                                4,073,928
     4,219,387     Federal Home Loan Mortgage Corp., Pool 90779, 5.000%, 1/1/2024                                     4,115,661
     3,500,678     Federal Home Loan Mortgage Corp., Pool G18002, 5.000%, 7/1/2019                                    3,454,002
    10,000,000     Federal Home Loan Mortgage Corp., Pool C90993,5.500%, 10/1/2026                                    9,958,333
                      TOTAL                                                                                          21,601,924
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--48.1%
     5,477,243     Federal National Mortgage Association, Pool 251083, 6.000%, 1/1/2026                               5,536,579
     2,345,181     Federal National Mortgage Association, Pool 254799, 5.000%, 7/1/2023                               2,286,062
     9,604,567     Federal National Mortgage Association, Pool 254908, 5.000%, 9/1/2023                               9,362,452
     3,970,586     Federal National Mortgage Association, Pool 255582, 5.000%, 1/1/2025                               3,869,254
    11,671,808     Federal National Mortgage Association, Pool 255994, 5.500%, 11/1/2025                             11,625,607
    16,281,940     Federal National Mortgage Association, Pool 256041, 5.500%, 12/1/2025                             16,217,491
     2,891,253     Federal National Mortgage Association, Pool 256198, 5.500%, 4/1/2026                               2,876,194
     7,822,182     Federal National Mortgage Association, Pool 256272, 5.500%, 6/1/2026                               7,781,442
     9,747,499     Federal National Mortgage Association, Pool 256275, 6.000%, 6/1/2026                               9,853,097
     2,931,253     Federal National Mortgage Association, Pool 256311, 6.000%, 7/1/2026                               2,963,009
     9,964,523     Federal National Mortgage Association, Pool 256456, 5.500%, 9/1/2026                               9,912,625
     3,361,579     Federal National Mortgage Association, Pool 807951, 5.000%, 1/1/2030,                              3,269,486
     7,038,412     Federal National Mortgage Association, Pool 831505, 5.500%, 4/1/2026                               7,001,753
                      TOTAL                                                                                          92,555,051
                      TOTAL MORTGAGE BACKED SECURITIES                                                              114,156,975
                      (IDENTIFIED COST $114,348,614)
                   PREFERRED STOCKS--1.4%
                   DIVERSIFIED FINANCIAL SERVICES--0.9%
        13,600     General Electric Capital Corp., 4.500%, 1/28/2035, Pfd., $1.13, Annual Dividend                      312,120
        60,000     General Electric Capital Corp., 5.875%, 2/18/2033, Pfd., $1.47, Annual Dividend                    1,472,400
                      TOTAL                                                                                           1,784,520
                   UTILITY-ELECTRIC POWER--0.5%
        40,000     Tennessee Valley Authority, 6/1/2028, Pfd., $1.37, Annual Dividend                                   936,000
                      TOTAL PREFERRED STOCKS                                                                          2,720,520
                      (IDENTIFIED COST $2,822,013)
                   MUTUAL FUND--1.5%
     2,872,844 (1) Prime Obligations Fund (AT NET ASSET VALUE)                                                        2,872,844
                      TOTAL INVESTMENTS-100.0%                                                                      192,460,194
                      (IDENTIFIED COST $193,442,092)(2)
                      OTHER ASSETS AND LIABILITIES -NET -(0.0)%                                                        (65,687)
                      TOTAL NET ASSETS -100%                                                                      $ 192,394,507

1    Affiliated company.

2 At October 31, 2006, the cost of investments for federal tax purposes was $193,442,092. The net unrealized depreciation of investments for federal tax purposes was $981,898. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $614,155 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,596,053.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}for investments in other open-end regulated investment companies, based on net asset value;
   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.

The following acronyms are used throughout this portfolio:

 MTN   --Medium Term Note
 REMIC --Real Estate Mortgage Investment Conduit






WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    SHARES OR PRINCIPAL AMOUNT                                                           VALUE
    COMMON STOCKS--89.2%
                                   ADVERTISING--0.9%
                        60,000     Publicis Groupe, ADR                             $   2,313,000
                                   ADVERTISING AGENCIES--1.7%
                        45,000     Omnicom Group, Inc.                                  4,565,250
                                   AEROSPACE/DEFENSE--1.9%
                        75,000     Precision Castparts Corp.                            5,104,500
                                   BANKS-MAJOR REGIONAL--6.2%
                       115,000     Bank of America Corp.                                6,195,050
                       115,000     Mellon Financial Corp.                               4,462,000
                       170,000     Wells Fargo & Co.                                    6,169,300
                                   TOTAL                                               16,826,350
                                   BEVERAGES-SOFT--0.5%
                        30,000     Coca-Cola Co.                                        1,401,600
                                   BEVERAGES/ALCOHOL--0.9%
                        85,000 (1) Constellation Brands, Inc., Class A                  2,336,650
                                   BIOMEDICAL--1.4%
                        50,000 (1) Amgen, Inc.                                          3,795,500
                                   BIOTECHNOLOGY--1.3%
                        50,000 (1) Gilead Sciences, Inc.                                3,445,000
                                   CHEMICALS-DIVERSIFIED--2.6%
                        55,000     BASF AG, ADR                                         4,838,900
                        50,000     Dow Chemical Co.                                     2,039,500
                                   TOTAL                                                6,878,400
                                   CLEANING PRODUCTS--2.8%
                       120,000     Procter & Gamble Co.                                 7,606,800
                                   CLOSED END FUNDS--4.7%
                        55,000     Vanguard Mid-Cap Vipers Fund                         3,900,050
                       100,000     iShares Dow Jones US Healthcare Sector               6,599,000
                        75,000     iShares Goldman Sachs Networking Index Fund          2,299,500
                                   TOTAL                                               12,798,550
                                   COMPUTER SERVICES--0.6%
                        65,000     First Data Corp., Class                              1,576,250
                                   COMPUTER-GRAPHICS--1.5%
                       115,000 (1) NVIDIA Corp.                                         4,010,050
                                   COMPUTER-STORAGE DEVICES--1.4%
                        80,000 (1) Sandisk Corp.                                        3,848,000
                                   COMPUTERS--0.2%
                         7,000 (1) Apple Computer, Inc.                                   567,560
                                   CONGLOMERATES--1.8%
                        60,000     3M Co.                                               4,730,400
                                   CONTAINERS-PAPER/PLASTIC--0.2%
                        10,000     Sealed Air Corp.                                       595,200
                                   DIVERSIFIED MACHINERY--0.7%
                        50,000     Ingersoll-Rand Co., Class A                          1,835,500
                                   DIVERSIFIED OPERATIONS--10.6%
                       525,000     General Electric Co.                                18,432,750
                       110,000     Textron Inc.                                        10,002,300
                                   TOTAL                                               28,435,050
                                   DRUGS & HEALTH CARE--1.5%
                       150,000     Pfizer, Inc.                                         3,997,500
                                   ELECTRONIC COMPONENTS--1.2%
                       260,000 (1) EMC Corp. Mass                                       3,185,000
                                   ELECTRONIC COMPONENTS-SEMICONDUCTOR--3.0%
                        25,000 (1) Advanced Micro Devices, Inc.                           531,750
                       100,000     Motorola, Inc.                                       2,306,000
                       175,000     Texas Instruments, Inc.                              5,281,500
                                   TOTAL                                                8,119,250
                                   FINANCE - CONSUMER LOANS--2.4%
                        80,000     Capital One Financial Corp.                          6,346,400
                                   FOOD - MAJOR DIVERSIFIED--2.0%
                       105,000     Kellogg Co.                                          5,282,550
                                   INDEPENDENT OIL & GAS--1.2%
                        50,000     Devon Energy Corp.                                   3,342,000
                                   INSTRUMENTS-CONTROL--1.2%
                        75,000     Honeywell International, Inc.                        3,159,000
                                   INSURANCE PROPERTY & CASUALTY--2.6%
                       115,000     Allstate Corp.                                       7,056,400
                                   INSURANCE-MULTI LINE--2.7%
                        85,000     Hartford Financial Services Group, Inc.              7,409,450
                                   MACHINERY-CONSTRUCTION & MINING--0.7%
                        30,000     Caterpillar, Inc.                                    1,821,300
                                   MACHINERY-FARM--1.4%
                        45,000     Deere & Co.                                          3,830,850
                                   MACHINERY-GENERAL--0.4%
                        15,000     Eaton Corp.                                          1,086,450
                                   MEDICAL-HMO--2.8%
                       100,000 (1) Wellpoint, Inc.                                      7,632,000
                                   MEDICAL-HOSPITALS--0.6%
                        50,000 (1) Community Health Systems, Inc.                       1,622,500
                                   MONEY CENTER BANKS--2.6%
                       140,000     Citigroup, Inc.                                      7,022,400
                                   NETWORKING PRODUCTS--5.1%
                       570,000 (1) Cisco Systems, Inc.                                 13,754,100
                                   OIL & GAS DRILLING--5.4%
                       160,000     ENSCO International, Inc.                            7,835,200
                       135,000 (1) Nabors Industries Ltd.                               4,168,800
                        35,000 (1) Transocean Sedco Forex, Inc.                         2,538,900
                                   TOTAL                                               14,542,900
                                   OIL REFINING & MARKETING--1.8%
                        80,000     ConocoPhillips                                       4,819,200
                                   PRINTED CIRCUIT BOARDS--1.9%
                       180,000     Jabil Circuit, Inc.                                  5,167,800
                                   REGIONAL - PACIFIC BANKS--1.7%
                        57,000     Zions Bancorp                                        4,582,800
                                   RETAIL-DRUG STORE--2.3%
                       200,000     CVS Corp.                                            6,276,000
                                   RETAIL-MISCELLANEOUS--0.4%
                        40,000     Staples, Inc.                                        1,031,600
                                   RETAIL-REGIONAL DEPARTMENT--0.7%
                        25,000 (1) Kohl's Corp.                                         1,765,000
                                   RETAIL-RESTAURANTS--1.0%
                        70,000 (1) Starbucks Corp.                                      2,642,500
                                   SEMICONDUCTOR EQUIPMENT & MATERIALS--0.6%
                       100,000     Applied Materials, Inc.                              1,739,000
                                   TRANSPORTATION-AIRLINE--0.1%
                        15,000     Southwest Airlines Co.                                 225,450
    TOTAL COMMON STOCKS                                                               240,129,010
    (IDENTIFIED COST $212,252,107)
    (2) COMMERCIAL PAPER--8.1%
                                   GUARANTEE --4.8%
  $                 13,000,000     AIG Funding, Inc. CPEXT, 3.69%, 11/21/2006          12,962,228
                                   PUBLISHING - NEWSPAPERS--3.3%
                     9,000,000     Gannett Co., Inc. CPABS3A3, 4.13%, 11/16/2006        8,980,350
    TOTAL COMMERCIAL PAPER                                                             21,942,578
    (AT AMORTIZED COST)
    MUTUAL FUND--0.9%
                     2,299,318 (3) Prime Obligations Fund (AT NET ASSET VALUE)          2,299,318
    TOTAL INVESTMENTS --- 98.2%                                                       264,370,906
    (IDENTIFIED COST $236,494,003)(4)
    OTHER ASSETS AND LIABILITIES --- NET --- 1.8%                                       4,982,138
    TOTAL NET ASSETS --- 100%                                                       $ 269,353,044

(1)  Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3)  Affiliated company.

(4) At October 31, 2006, the cost of investments for federal tax purposes was $236,494,003. The net unrealized appreciation of investments for federal tax purposes was $27,876,903. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,799,253 and net unrealized depreciation from investments for those securities having an excess of cost over value of $922,350.

   Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}for investments in other open-end regulated investment companies, based on net asset value;
   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt






WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

        SHARES OR PRINCIPAL                                                                          VALUE
        AMOUNT
        COMMON STOCKS--89.8%
                                AEROSPACE/DEFENSE--14.6%
                     35,000 (1)  BE Aerospace, Inc.                                           $    884,800
                     22,000     Curtiss Wright Corp.                                               744,480
                     25,000     DRS Technologies, Inc.                                           1,105,500
                     10,000     Goodrich (B.F.) Co.                                                440,900
                     40,000 (1)  MOOG, Inc., Class A                                             1,492,000
                     12,000     Precision Castparts Corp.                                          816,720
                                TOTAL                                                            5,484,400
                                AUTO/TRUCK-ORIG.--1.2%
                     10,000     OshKosh Truck Corp.                                                452,100
                                BANKS-MAJOR REGIONAL--2.5%
                     17,000     Cullen Frost Bankers, Inc.                                         920,720
                                BIOMEDICAL--2.3%
                      3,000 (1)  Alnylam Pharmaceuticals, Inc.                                      59,160
                      4,000 (1)  Cephalon, Inc.                                                    280,720
                     25,000 (1)  PDL BioPharma, Inc.                                               528,250
                                TOTAL                                                              868,130
                                BIOTECHNOLOGY--1.6%
                     25,000 (1)  Martek Biosciences Corp.                                          593,000
                                BUILDING-CEMENT--0.6%
                      5,000     Florida Rock Industries, Inc.                                      214,500
                                BUILDING-HEAVY CONSTRUCTION--3.4%
                     17,000 (1)  Jacobs Engineering Group, Inc.                                  1,284,180
                                COMMUNICATION EQUIPMENT--1.1%
                     30,000 (1)  Arris Group, Inc.                                                 402,000
                                COMPUTER-GRAPHICS--1.1%
                     12,000 (1)  NVIDIA Corp.                                                      418,440
                                COMPUTER-STORAGE DEVICES--0.5%
                      4,000 (1)  Sandisk Corp.                                                     192,400
                                COMPUTERS-EQUIPMENT--0.2%
                      3,000 (1)  Electronics for Imaging, Inc.                                      70,920
                                DIVERSIFIED ELECTRONICS--1.0%
                     17,000 (1)  FEI Co.                                                           388,620
                                DRUG MANUFACTURERS - OTHER--1.5%
                      7,000 (1)  Amylin Pharmaceuticals, Inc.                                      307,720
                     20,000 (1)  AtheroGenics, Inc.                                                260,000
                                TOTAL                                                              567,720
                                ELECTRONIC COMPONENTS-SEMICONDUCTOR--4.3%
                     30,000 (1)  Fairchild Semiconductor International, Inc., Class A              483,300
                     40,000 (1)  Qlogic Corp.                                                      823,200
                     30,000 (1)  Smart Modular Technologies (WWH), Inc.                            293,100
                                TOTAL                                                            1,599,600
                                ELECTRONICS-MILITARY--1.7%
                     20,000 (1)  FLIR Systems, Inc.                                                638,800
                                ENGINEERING SERVICES--1.1%
                     20,000 (1)  Baker Michael Corp.                                               433,200
                                FIBER OPTICS--0.2%
                     20,000 (1)  Finisar Corp.                                                      69,600
                                FINANCE-INVESTMENT MANAGEMENT--1.7%
                     20,000     Eaton Vance Corp.                                                  620,800
                                INTERNET SERVICES--0.1%
                      3,000 (1)  ValueClick, Inc.                                                   56,400
                                MACHINERY-ELECTRICAL--0.3%
                     25,000 (1)  Plug Power, Inc.                                                   99,750
                                MACHINERY-GENERAL--5.1%
                     23,000     Gorman Rupp Co.                                                    868,480
                     22,500     IDEX Corp.                                                       1,055,250
                                TOTAL                                                            1,923,730
                                MEDICAL - DRUGS--0.9%
                     20,000     Dr. Reddy's Laboratories Ltd., ADR                                 336,000
                                MEDICAL APPLIANCES & EQUIPMENT--2.2%
                     20,000 (1)  Arthrocare Corp.                                                  808,200
                                MEDICAL-GENERIC DRUG--0.6%
                     12,000     Mylan Laboratories, Inc.                                           246,000
                                METAL PROCESSORS & FABRICATION--1.2%
                     15,000     Timken Co.                                                         450,750
                                OIL & GAS DRILLING--7.9%
                     15,000     ENSCO International, Inc.                                          734,550
                    135,000 (1)  Parker Drilling Co.                                             1,105,650
                      5,000     Patterson-UTI Energy, Inc.                                         116,000
                     30,000     Rowan Cos., Inc.                                                 1,001,400
                                TOTAL                                                            2,957,600
                                OIL FIELD SERVICES--1.8%
                     25,000 (1)  Pride International, Inc.                                         690,250
                                OIL FIELD-MACHINERY & EQUIPMENT--1.0%
                      6,000 (1)  FMC Technologies, Inc.                                            362,700
                                PROTECTION-SAFETY--1.0%
                     10,000     Mine Safety Appliances Co.                                         378,200
                                PUBLISHING - NEWSPAPERS--2.1%
                     21,000     Media General, Inc., Class A                                       779,100
                                REGIONAL AIRLINES--0.3%
                     10,000 (1)  AirTran Holdings, Inc.                                             99,700
                                RETAIL-APPAREL & SHOES--6.5%
                     10,000 (1)  AnnTaylor Stores Corp.                                            440,200
                     15,000 (1)  Children's Place Retail Stores, Inc.                            1,052,850
                      6,000 (1)  Gymboree Corp.                                                    278,760
                     23,000     Ross Stores, Inc.                                                  676,890
                                TOTAL                                                            2,448,700
                                RETAIL-CONSUMER ELECT--0.4%
                      5,000     Circuit City Stores, Inc.                                          134,900
                                RETAIL-CONVENIENCE STORE--1.0%
                     15,000     Casey's General Stores, Inc.                                       364,050
                                RETAIL-RESTAURANTS--1.1%
                     15,000 (1)  Cheesecake Factory, Inc.                                          423,750
                                RUBBER & PLASTICS--1.2%
                     10,000 (1)  ESCO Technologies, Inc.                                           434,200
                                SEMICONDUCTOR - BROAD LINE--2.7%
                     60,000 (1)  Cypress Semiconductor Corp.                                     1,007,400
                                SEMICONDUCTOR - INTEGRATED CIRCUITS--1.5%
                     75,000 (1)  RF Micro Devices, Inc.                                            547,500
                                SPECIALTY CHEMICALS--0.5%
                      6,000 (1)  Cabot Microelectronics Corp.                                      171,300
                                TOOLS-HAND HELD--1.3%
                     10,000     Stanley Works                                                      476,500
                                TRANSPORTATION - AIR FREIGHT--1.5%
                     12,000     Alexander and Baldwin, Inc.                                        552,360
                                TRANSPORTATION-AIRLINE--2.1%
                     15,000 (1)  Alaska Air Group, Inc.                                            602,250
                      7,000     SkyWest, Inc.                                                      186,620
                                TOTAL                                                              788,870
                                TRANSPORTATION-EQUIPMENT--0.5%
                      5,000     Trinity Industries, Inc.                                           180,300
                                TRANSPORTATION-RAIL--2.5%
                     25,000     Greenbrier Cos., Inc.                                              937,500
                                WASTE MANAGEMENT--1.9%
                     18,000 (1)  Waste Connections, Inc.                                           732,420
        TOTAL COMMON STOCKS                                                                     33,607,260
           (IDENTIFIED COST $30,573,759)
        (2) COMMERCIAL PAPER --7.4%
                                    ASSET BACKED--7.4%
      $           1,800,000  (3)(4) Three Rivers Funding Corp. CPABS4-2, 5.33%, 11/22/2006       1,794,477
                  1,000,000  (3)(4) Three Rivers Funding Corp. CPABS4-2, 5.33%, 11/8/2006          998,977
        TOTAL COMMERCIAL PAPER                                                                   2,793,454
           (AT AMORTIZED COST)
        MUTUAL FUND--1.5%
                    560,565 (5) Prime Obligations Fund (AT NET ASSET VALUE)                        560,565
        TOTAL INVESTMENTS-98.7%                                                                 36,961,279
           (IDENTIFIED COST $33,927,778)(6)
        OTHER ASSETS AND LIABILITIES-NET-1.3%                                                      475,463
        TOTAL NET ASSETS-100%                                                                 $ 37,436,742

(1)  Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $2,793,454, which represented 7.4% of total net assets.

(4) Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2006, these liquid restricted securities amounted to $2,793,454, which represented 7.4% of total net assets.

(5)  Affiliated company.

(6) At October 31, 2006, the cost of investments for federal tax purposes was $33,927,778. The net unrealized appreciation of investments for federal tax purposes was $3,033,501. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,218,994 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,185,493.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}for investments in other open-end regulated investment companies, based on net asset value;
   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt






WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    PRINCIPAL                                                                                                               VALUE
    AMOUNT OR
    SHARES
    MUNICIPAL BONDS--98.3%
                  ARKANSAS--0.7%
  $   500,000     Conway, AR Public Facilities Board Capital Improvements, Refunding Revenue Bonds Hendrix College      $    507,580
                  Project (Series B), 4.75% (Original Issue Yield: 4.85%), 10/1/2030
                  PENNSYLVANIA--0.7%
      440,000     Pennsylvania State Higher Education Facilities Authority, 5.00%, 11/1/2011                                 444,730
                  WEST VIRGINIA--96.9%
    1,000,000     Berkeley County, WV Board of Education, 4.50% (FGIC INS)/(Original Issue Yield: 4.65%), 5/1/2014         1,048,670
      825,000     Berkeley County, WV Building Commission Lease, Judicial Center Project (Series A), 4.70% (MBIA             869,641
                  Insurance Corp. INS), 12/1/2024
      230,000     Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.35%,              230,005
                  10/1/2019
      240,000     Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.40%,              240,072
                  10/1/2020
      400,000     Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65%,              401,600
                  10/1/2025
      135,000     Berkeley County, WV Public Service Sewer District, (Series B) Refunding Revenue Bonds, 4.80%,              136,503
                  10/1/2025
      140,000     Buckhannon West Virginia College Facility, Refunding Revenue Bonds, 4.45%, 8/1/2007                        140,417
      355,000     Charles Town, WV, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013                  368,859
      340,000     Charles Town, WV, Revenue Refunding Bonds, 5.00%, 10/1/2012                                                353,532
      500,000     Charleston, WV Civic Center Revenue, Improvements, 6.25%, 12/1/2015                                        530,425
    1,200,000     Charleston, WV Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/                        1,286,544
                  (Original Issue Yield: 5.274%), 12/15/2022
    1,240,000     Charleston, WV, GO UT, 7.20%, 10/1/2008                                                                  1,320,464
    1,000,000     Clarksburg, WV, Revenue Bonds, 5.25% (FGIC INS), 9/1/2019                                                1,086,210
    1,460,000     Fairmont, WV State College, Revenue Bonds (Series A), 5.00% (FGIC INS 6/1/2013@100), 6/1/2032            1,530,372
      500,000     Fairmont, WV Waterworks, (Series 1999), 5.25% (AMBAC INS), 7/1/2017                                        525,475
    1,235,000     Fairmont, WV Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019            1,290,229
    1,240,000     Grant County, WV County Commission, Refunding Revenue Bonds, 5.35% (Original Issue Yield: 5.349%),       1,273,195
                  10/1/2019
      680,000     Harrison County, WV Building Commission, Health, Hospital, Nursing Home Improvements Revenue               707,866
                  Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018
      420,000     Jackson County, WV, Revenue Bonds, 7.375% (U.S. Government GTD), 6/1/2010                                  472,055
    1,035,000     Jefferson County, WV Board of Education, GO UT, 5.20% (Original Issue Yield: 5.10%), 7/1/2007            1,046,478
    1,055,000     Kanawha County, WV Building Community, Judicial Annes Lease - (Series A), 5.00%, 12/1/2018               1,094,552
      200,000     Logan County, WV, Revenue Bonds, 8.00% (Logan County Health Care Center Ltd. Partnership                   212,692
                  Project)/(U.S. Government GTD), 12/1/2009
    1,085,000     Monongalia County, WV Board of Education, GO UT, 6.00% (MBIA Insurance Corp. INS)/                       1,171,214
                  (Original Issue Yield: 3.81%), 5/1/2010
    1,135,000     Monongalia County, WV Board of Education, GO UT, 6.00%, 5/1/2011                                         1,247,490
      525,000     Monongalia County, WV Building Commission, Revenue Bonds (Series A), 5.25%, 7/1/2035                       549,817
    1,000,000     Monongalia County, WV Building Commission, Revenue Bonds, 5.25%, 7/1/2020                                1,062,120
      350,000     Ohio County, WV Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield:         363,916
                  5.25%), 6/1/2013
      785,000     Ohio County, WV Board of Education, GO UT Refunding Bonds, 5.125% (MBIA Insurance Corp.                    816,777
                  INS)/(Original Issue Yield: 5.375%), 6/1/2018
    1,000,000     Ohio County, WV Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013                 1,038,340
      635,000     Ohio County, WV Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS), 6/1/2007                      640,048
      500,000     Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 4.50% (FGIC LOC            511,410
                  8/1/2015@100), 8/1/2022
      500,000     Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 5.00%, 8/1/2019            539,220
    1,155,000     Pleasants County, WV PCR, (Refunding Revenue Bonds), 5.30%, 12/1/2008                                    1,155,751
    1,795,000     Raleigh, Fayette & Nicholas Counties, WV, Refunding Bonds, 6.25% (U.S. Government GTD)/(Original         1,977,641
                  Issue Yield: 6.60%), 8/1/2011
    1,310,000     Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS),              1,418,285
                  11/1/2015
      500,000     South Charleston, WV, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 10/1/2009                           502,175
      430,000     West Liberty State College, WV, 4.70%, 6/1/2012                                                            440,264
      965,000     West Liberty State College, WV, 4.80%, 6/1/2012                                                            988,932
      570,000     West Virginia EDA, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/1/2019                               601,920
      580,000     West Virginia EDA, 4.75%, 11/1/2012                                                                        614,678
    1,000,000     West Virginia EDA, 5.00% (AMBAC INS)/(Original Issue Yield: 5.09%), 7/15/2022                            1,056,770
      920,000     West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.66%), 6/1/2020                            932,070
      860,000     West Virginia EDA, Revenue Bonds, 4.75%, 6/1/2022                                                          885,327
    1,000,000     West Virginia EDA, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2016                             1,099,760
    2,315,000     West Virginia Higher Education, Revenue Bonds (Series B), 5.00%, 4/1/2018                                2,488,370
    2,000,000     West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 4/1/2012                2,135,600
    2,000,000     West Virginia School Building Authority, 5.25% (MBIA Insurance Corp. INS), 7/1/2012                      2,168,240
    1,050,000     West Virginia State Building Commission Lease, (Series A), 5.50% (MBIA Insurance Corp.                   1,063,555
                  INS)/(Original Issue Yield: 5.20%), 7/1/2007
    1,000,000     West Virginia State Building Commission Lease, Refunding Revenue Bonds, (Series A), 5.25% (AMBAC         1,080,920
                  INS), 7/1/2012
    1,500,000     West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC                    1,713,615
                  INS)/(Original Issue Yield: 5.04%), 7/1/2021
      500,000     West Virginia State Hospital Finance Authority, (Series A), 3.50% (West Virginia University                497,075
                  Hospital, Inc.)/(Original Issue Yield: 3.62%), 6/1/2010
      605,000     West Virginia State Hospital Finance Authority, Prerefunded Revenue Bonds, 6.75% (Charleston Area          677,558
                  Medical Center)/(U.S. Government GTD)/(Original Issue Yield: 6.89%), 9/1/2022
    1,070,000     West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (West Virginia            1,133,055
                  Veterans Nursing Home), 3/1/2019
      300,000     West Virginia State Hospital Finance Authority, Revenue Bonds (Series A), 4.50% (Original Issue            304,074
                  Yield: 4.68%), 6/1/2026
    1,000,000     West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014                               1,028,540
      900,000     West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%),            928,791
                  11/1/2014
    1,000,000     West Virginia State Housing Development Fund, Revenue Refunding Bonds (Series A), 5.10%, 11/1/2015       1,028,340
      720,000     West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield:          757,714
                  5.17%), 5/1/2020
    1,250,000     West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield:        1,315,475
                  5.19%), 5/1/2021
    1,000,000     West Virginia University, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield:            1,136,030
                  5.08%), 4/1/2016
    1,000,000     West Virginia University, 5.00% (FGIC INS), 10/1/2034                                                    1,056,480
      500,000     West Virginia University, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield:                515,505
                  5.22%), 5/1/2017
    1,000,000     West Virginia University, Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield:             1,031,010
                  5.19%), 5/1/2015
    2,000,000     West Virginia Water Development Authority, (Series A), 4.40% (AMBAC INS)/(Original Issue Yield:          2,068,880
                  4.47%), 10/1/2018
      400,000     West Virginia Water Development Authority, (Series A), 5.375% (FSA INS)/(Original Issue Yield:             426,536
                  5.40%), 10/1/2015
      985,000     West Virginia Water Development Authority, (Series A), 5.50% (FSA INS)/(Original Issue Yield:            1,054,817
                  5.65%), 10/1/2020
    1,000,000     West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), 5.00% (AMBAC              1,059,110
                  INS)/(Original Issue Yield: 5.03%), 11/1/2029
      900,000     West Virginia Water Development Authority, Refunding Revenue Bonds (Series C-II), 4.25% (Original          894,600
                  Issue Yield: 4.40%), 11/1/2026
    1,000,000     West Virginia Water Development Authority, Refunding Revenue Bonds (Series A-II), 5.00%, 11/1/2025       1,069,890
    1,000,000     West Virginia Water Development Authority, Revenue Bonds (Series B-IV), 5.125%, 11/1/2024                1,082,520
      650,000     West Virginia Water Development Authority, Revenue Bond Loan Program IV (Series B-IV), 4.75%               669,435
                  (Original Issue Yield: 4.80%), 11/1/2035
      500,000     West Virginia Water Development Authority, Revenue Bonds (Series A), 5.00% (FSA INS), 11/1/2019            542,080
      500,000     Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.25% (FSA LOC                          497,025
                  6/1/2016@100)/(Original Issue Yield: 4.38%), 6/1/2026
      500,000     Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.75% (FSA LOC 6/1/2016@100),           515,720
                  6/1/2036
    1,000,000     Wood County, WV Board of Education, UT GO, 4.00% (FSA INS), 5/1/2011                                     1,018,360
                  TOTAL                                                                                                   68,738,701
    TOTALMUNICIPAL BONDS                                                                                                  69,691,011
    (IDENTIFIED COST $67,437,479)
                  MUTUAL FUND--0.7%
      500,154 (1) Prime Obligations Fund (AT NET ASSET VALUE)                                                                500,154
    TOTAL INVESTMENTS --- 99.0%                                                                                           70,191,165
    (IDENTIFIED COST $67,937,633)(2)
    OTHER ASSETS AND LIABILITIES --- NET --- 1.0%                                                                            732,345
    TOTAL NET ASSETS --- 100%                                                                                           $ 70,923,510


At October 31, 2006, the Fund holds no securities that are subject to federal alternative minimum tax.

(1)  Affiliated company.

(2) At October 31, 2006, the cost of investments for federal tax purposes was $67,858,352. The net unrealized appreciation of investments for federal tax purposes was $2,332,813. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,394,794 and net unrealized depreciation from investments for those securities having an excess of cost over value of $61,981.

   Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}for investments in other open-end regulated investment companies, based on net asset value;
   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

   The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 EDA   --Economic Development Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GO    --General Obligation
 GTD   --Guaranteed
 INS   --Insured
 LOC   --Letter of Credit
 PCR   --Pollution Control Revenue
 UT    --Unlimited Tax










ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  WESMARK FUNDS

BY          /S/ RICHARD N. PADDOCK
                RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        DECEMBER 19, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ CHARLES L. DAVIS, JR.
                CHARLES L. DAVIS, JR., PRINCIPAL EXECUTIVE OFFICER



DATE        DECEMBER 19, 2006


BY          /S/ RICHARD N. PADDOCK
                RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER


DATE        DECEMBER 19, 2006